UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FFC Depositor 2019-1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period _______________ to _______________

Date of Report (Date of earliest event reported):      ____________________

Commission File Number of securitizer:                              ___________

Central Index Key Number of securitizer:                          ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0001770269

Foundation Finance Trust 2019-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  N/A
Central Index Key Number of underwriter (if applicable):  N/A

Brad Harris, Phone: (212) 372-9514

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by
the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1 Agreed-upon procedures report, dated March 12, 2019, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  March 12, 2019

FFC DEPOSITOR 2019-1 LLC (Depositor)

By:	FOUNDATION FINANCE COMPANY LLC, its managing member

By:	/s/ Alex Mladek
Name: Alex Mladek
Title: Chief Financial Officer